Note 13 - Inventories	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of inventories [text block]
13.
INVENTORIES

Inventories consist primarily of materials and supplies and products of the Company’s operations, in varying stages of the production process, and are presented at the lower of weighted average cost or net realizable value. Inventories of the Company are comprised of:

	December 31, 2018	December 31, 2017
Finished goods - doré and concentrates	$2,538	$1,299
Work-in-process	4,626	1,152
Stockpile	1,257	217
Silver coins and bullion	351	303
Materials and supplies	23,696	15,887
	$32,468	$18,858

The amount of inventories recognized as an expense during the year is equivalent to the total of cost of sales plus depletion, depreciation and amortization for the period. As at
December
31,
2018,
mineral inventories, which consist of stockpile, work-in-process and finished goods, includes a
$7.5
million write-down of finished goods inventory as a result of Republic's bankruptcy (Note
7
) and a
$3.0
million (
December
31,
2017
-
$0.7
million) net realizable value write-down, primarily at La Encantada, Del Toro and La Parrilla, which was recognized in cost of sales during the year ended
December
31,
2018.